Financial and capital management - Change in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	$ (62)	$ (51)
Additions	(134)	(114)
Usage and reversals	47	103
Balance, December 31	(149)	(62)
Contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(68)	(73)
Additions	(31)	(28)
Usage and reversals	40	33
Balance, December 31	(59)	(68)
Current contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(32)
Balance, December 31	(29)	(32)
Noncurrent contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(36)
Balance, December 31	$ (30)	$ (36)